PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment, Net
Property, plant and equipment, net as of December 31, 2023 and 2022 consist of the following (in thousands):

	December 31,
	2023	2022	Estimated Useful Lives
Land and improvements(1)	$21,852	$22,309	20 years
Building and improvements	164,495	166,486	12 to 39 years
Mining and network equipment(2)	441,404	448,346	1 to 5 years
Electrical equipment(3)	64,810	64,810	5 to 10 years
Other property, plant and equipment(4)	2,935	2,917	5 to 7 years
Total	695,496	704,868
Less: accumulated depreciation and amortization(5)	293,974	268,233
Total	401,522	436,635
Add: Construction in progress	183,909	254,499
Property, plant and equipment, net	$585,431	$691,134
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(1)Estimated useful life of improvements. Land is not depreciated.
(2)Includes finance lease assets of $46.6 million and $112.7 million at December 31, 2023 and 2022, respectively.
(3)Includes finance lease assets of $12.7 million and $12.6 million at December 31, 2023 and 2022, respectively.
(4)Includes finance lease assets of $0.4 million and $0.4 million at December 31, 2023 and 2022, respectively.
(5)Includes accumulated amortization for assets under finance leases of $43.4 million and $41.7 million at December 31, 2023 and 2022, respectively.